CONCENTRATIONS	6 Months Ended
Jun. 30, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS

22. CONCENTRATIONS

For the six months ended June 30, 2022, the revenue from cryptocurrency mining consisted 31% of the total revenues, and no single customer accounted for greater than 10% of the total revenues. For the six months ended June 30, 2021, the revenue from cryptocurrency mining consisted 13% of the total revenues, and one customer accounted for 10% of the total revenues. The Company’s top five customers in aggregate accounted for 22% and 44% of the Company’s revenues for each of the six months ended June 30, 2022 and 2021, respectively, including the revenue from cryptocurrency mining.

The Company’s top five receivables in aggregate accounted for 8% of total net accounts receivable as of June 30, 2022, while no single customer accounted for greater than 10% or more of accounts receivable. The Company’s top five customers in aggregate accounted for 19% of total net accounts receivable as of December 31, 2021, while no single customer accounted for greater than 10% or more of accounts receivable.

For the six months ended June 30, 2022 and 2021, approximately 85% and 96%, respectively, of total purchases were from five unrelated suppliers. Two suppliers each accounted for 36% and 23%, respectively, of total purchases in the six months ended June 30, 2021, and two suppliers each accounted for 59% and 19%, respectively, of total purchases in the six months ended June 30, 2021.